CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of note payable, and finance lease obligations
	December 31,	December 31,
	2022	2021
Equity	$98,021	$78,507
Note payable	4,926	-
Finance lease obligations	1,716	1,069
	$104,663	$79,576